Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,271,875.00
Total Fee Amount	1,004.25
Total Offset Amount	0.00
Net Fee	$ 1,004.25
Offering Table N/A
Offset Table N/A	N/A